UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2010

1.809088.106

NFS-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
California - 0.1%
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.4%, VRDN (a)(d)	$ 2,000,000	$ 2,000,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	4,000,000	4,000,000
		6,000,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)(d)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.49%, LOC Wells Fargo Bank NA, VRDN (a)(d)	2,300,000	2,300,000
		3,800,000
Massachusetts - 0.5%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 11/4/10, CP mode	7,000,000	7,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	14,600,000	14,600,000
		21,600,000
Nevada - 0.3%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	5,900,000	5,900,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2005 A2, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	5,615,000	5,615,000
		11,515,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 11/5/10, CP mode	8,400,000	8,400,000
New York - 84.6%
Babylon Union Free School District TAN Series 2010, 1.5% 6/24/11	7,500,000	7,551,093
Central Islip Union Free School District TAN 1.5% 6/30/11	26,900,000	27,083,997
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.45%, LOC HSBC Bank USA, NA, VRDN (a)(d)	1,645,000	1,645,000
Commack Union Free School District:
BAN 1.5% 9/14/11	6,796,752	6,856,076
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Commack Union Free School District: - continued
TAN 1.5% 6/30/11	$ 26,100,000	$ 26,293,056
Connetquot Central School District TAN 1.5% 6/30/11	21,700,000	21,860,353
Cooperstown Central School District BAN 1.5% 6/29/11	6,780,000	6,819,409
Depew Union Free School District BAN 1.5% 1/13/11	15,000,000	15,026,232
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.38%, LOC HSBC Bank USA, NA, VRDN (a)(d)	9,055,000	9,055,000
Evans-Brant (Lake Shore) Central School District BAN Series 2010, 1.5% 2/17/11	5,600,000	5,615,153
Greece Central School District BAN Series 2009, 1.5% 12/30/10	12,000,000	12,019,494
Guilderland Central School District BAN 1% 12/17/10	22,442,627	22,458,648
Harborfields Central School District Greenlawn TAN 1.5% 6/24/11	17,500,000	17,618,959
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	18,520,000	18,591,568
Kings Park Central School District TAN 1.5% 6/24/11	18,000,000	18,132,169
Lancaster Central School District BAN 1.25% 7/1/11	10,875,000	10,928,068
Lancaster Gen. Oblig. BAN 1.5% 7/22/11	13,075,000	13,164,878
Locust Valley Central School District TAN 1.5% 6/23/11	5,000,000	5,033,800
Long Island Pwr. Auth. Elec. Sys. Rev.:
Subseries 2001 2B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,400,000	4,400,000
0.32% 3/11/11, LOC State Street Bank & Trust Co., Boston, CP	9,450,000	9,450,000
Manhasset Union Free School District TAN 1.5% 6/23/11	9,500,000	9,569,351
Massapequa Union Free School District BAN 1.5% 7/29/11	2,684,172	2,702,916
Mattitcuk-Cutchogue Union Free School District TAN Series 2010, 1.25% 6/24/11	8,700,000	8,740,688
Monroe Woodbury Central School District BAN Series 2009, 1.75% 11/12/10	3,873,500	3,874,541
Mount Sinai Union Free School District TAN Series 2010, 1.25% 6/30/11	12,800,000	12,856,272
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.29%, LOC Bank of America NA, VRDN (a)	34,715,000	34,715,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	111,550,000	111,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.3%, tender 11/28/10, LOC Wells Fargo Bank NA (a)	22,375,000	22,375,000
Series 2009 D2, 0.32%, tender 1/27/11, LOC JPMorgan Chase Bank (a)	19,675,000	19,675,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Participating VRDN:
ROC II R 11636, 0.28% (Liquidity Facility Citibank NA) (a)(e)	$ 7,760,000	$ 7,760,000
Series BA 08 1052, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	4,425,000	4,425,000
Series BA 08 1064, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	18,050,000	18,050,000
Series Putters 2949, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,170,000	14,170,000
Series Putters 2951, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,065,000	3,065,000
Series Putters 3118, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,180,000	5,180,000
Series Putters 3198, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,665,000	10,665,000
Series Putters 3217, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,905,000	16,905,000
Series Solar 07 91, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,045,000	10,045,000
Series 1995 B8, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	11,000,000	11,000,000
Series 1995 F5, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	13,430,000	13,430,000
Series 2006 E2, 0.27%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2008 J11, 0.29% (Liquidity Facility KBC Bank NV), VRDN (a)	17,700,000	17,700,000
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,135,000	11,135,000
New York City Health & Hosp. Corp. Rev.:
Bonds Series 2010 A, 2% 2/15/11	3,145,000	3,159,844
Series 2008 B, 0.27%, LOC TD Banknorth, NA, VRDN (a)	3,400,000	3,400,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.35%, LOC RBS Citizens NA, VRDN (a)	15,000,000	15,000,000
(Cook Street Apts. Proj.) Series A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,680,000	4,680,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.28%, LOC Citibank NA, VRDN (a)	7,000,000	7,000,000
(Pitt Street Residence Proj.) Series A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)(d)	31,000,000	31,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.: - continued
(The Crest Proj.) Series 2005 A, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 600,000	$ 600,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	10,900,000	10,900,000
(Related-Upper East Proj.) Series A, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	57,000,000	57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	1,500,000	1,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	1,100,000	1,100,000
(255 West 9th Street Proj.) Series 2001 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
(Brittany Dev. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	15,200,000	15,200,000
(Linden Plaza Proj.) Series 2008 A, 0.31%, LOC Freddie Mac, VRDN (a)(d)	70,925,000	70,925,000
(Morris Avenue Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	44,885,000	44,885,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	45,550,000	45,550,000
(Sierra Dev. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	41,935,000	41,935,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(West 43rd Street Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	$ 24,200,000	$ 24,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	2,250,000	2,250,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Korean Airlines Proj.):
Series 1997 A, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)(d)	31,400,000	31,400,000
Series 1997 B, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)(d)	14,800,000	14,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
ROC II R 11678, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,465,000	5,465,000
Series 07 1038, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	35,770,000	35,770,000
Series BA 08 1192, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	2,750,000	2,750,000
Series BA 08 1206, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	4,400,000	4,400,000
Series BBT 08 15, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	18,870,000	18,870,000
Series EGL 06 74 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,000,000	13,000,000
Series EGL 07 0157, 0.28% (Liquidity Facility Citibank NA) (a)(e)	14,000,000	14,000,000
Series EGL 7050083 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	28,015,000	28,015,000
Series Floaters 3129, 0.28% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	10,000,000	10,000,000
Series Putters 1289, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,835,000	3,835,000
Series Putters 2559, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,555,000	3,555,000
Series Putters 3231Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 3384, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,875,000	1,875,000
Series Putters 3465, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3482, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,745,000	$ 7,745,000
Series Putters 3496Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,025,000	8,025,000
Series Putters 3497Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,260,000	13,260,000
Series Putters 3557, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,065,000	4,065,000
Series Putters 3587, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,825,000	10,825,000
Series Putters 998, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,280,000	20,280,000
Series ROC II R 11249, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,165,000	10,165,000
Series ROC II R 11635, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Series ROC II R 406, 0.28% (Liquidity Facility Citibank NA) (a)(e)	25,075,000	25,075,000
Series ROC II R 441, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,500,000	13,500,000
Series ROC II R380, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,300,000	13,300,000
Participating VRDN Series Solar 2006-0112, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	5,000,000	5,000,000
Series 1, 0.32% 11/4/10, CP	49,500,000	49,500,000
Series 7, 0.36% 7/26/11, CP	50,400,000	50,400,000
Series 8, 0.38% 7/18/11, CP	36,400,000	36,400,000
Series AA3, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,100,000	7,100,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2010 H, 1.5% 11/1/10	3,225,000	3,225,000
Participating VRDN:
Series BA 08 1075, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 1079, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series BA 08 3505, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	4,035,000	4,035,000
Series Putters 3218, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,300,000	5,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3544, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 10,655,000	$ 10,655,000
Series 2003 1E, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	6,300,000	6,300,000
Series 2003 C1, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Series 2007 A3, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	44,005,000	44,005,000
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3680, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,500,000	3,500,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2010 A, 1.5% 2/15/11	8,175,000	8,201,326
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2010 E, 2% 2/15/11	14,200,000	14,268,341
Participating VRDN:
Series 3792Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,440,000	6,440,000
Series BA 08 1189, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	6,750,000	6,750,000
Series Putters 3239, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,075,000	5,075,000
Series Putters 3281Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,015,000	7,015,000
Series Putters 3518, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,240,000	6,240,000
Series Putters 3800, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	10,700,000	11,017,520
Participating VRDN:
Series PT 4623, 0.27% (Liquidity Facility Deutsche Postbank AG) (a)(e)	17,700,000	17,700,000
Series Putters 3382, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Series Putters 3383, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,500,000	8,500,000
Series Putters 3803, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Series ROC II R 11722, 0.28% (Liquidity Facility Citibank NA) (a)(e)	1,735,000	1,735,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series SGA 01 132, 0.28% (Liquidity Facility Societe Generale) (a)(e)	$ 2,000,000	$ 2,000,000
(City Univ. Proj.) Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (a)	60,550,000	60,550,000
(College of New Rochelle Proj.) Series 2008, 0.37%, LOC RBS Citizens NA, VRDN (a)	19,700,000	19,700,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	17,275,000	17,275,000
(Pratt Institute Proj.) Series 2009 A, 0.28%, LOC TD Banknorth, NA, VRDN (a)	9,600,000	9,600,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	7,500,000	7,500,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.27%, LOC Fannie Mae, VRDN (a)(d)	19,300,000	19,300,000
Series 2000 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
(1500 Lexington Avenue Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	15,475,000	15,475,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (a)	8,375,000	8,375,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	10,645,000	10,645,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	22,000,000	22,000,000
Series 2002 A, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	15,800,000	15,800,000
Series 2004 A, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	8,500,000	8,500,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	47,400,000	47,400,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	45,500,000	45,500,000
(455 West 37th Street Hsg. Proj.) Series A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	78,600,000	78,600,000
(505 West 37th Street Proj.):
Series 2008 A, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	28,600,000	28,600,000
Series 2009 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,770,000	2,770,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	$ 2,000,000	$ 2,000,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.27%, LOC Bank of New York, New York, VRDN (a)(d)	130,200,000	130,200,000
Series 2008 A, 0.28%, LOC Bank of New York, New York, VRDN (a)(d)	50,000,000	50,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.27%, LOC Fannie Mae, VRDN (a)(d)	30,300,000	30,300,000
0.29%, LOC Fannie Mae, VRDN (a)(d)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.26%, LOC Freddie Mac, VRDN (a)(d)	54,400,000	54,400,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	1,400,000	1,400,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	11,825,000	11,825,000
(Helena Hsg. Proj.) Series 2003 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	30,000,000	30,000,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	30,770,000	30,770,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	160,800,000	160,800,000
(Saville Hsg. Proj.) Series 2002 A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	15,700,000	15,700,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	4,800,000	4,800,000
(South Cove Plaza Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	19,300,000	19,300,000
(Union Square South Proj.) Series 1996 A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	26,300,000	26,300,000
(West 20th Street Proj.) Series A:
0.26%, LOC Fannie Mae, VRDN (a)(d)	4,300,000	4,300,000
0.26%, LOC Fannie Mae, VRDN (a)(d)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 33rd Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
(West 37th St. Hsg. Proj.) Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,900,000	9,900,000
(West 38th Street Hsg. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.26%, LOC Bank of America NA, VRDN (a)	36,680,000	36,680,000
Series 2003 M1, 0.26%, LOC Bank of America NA, VRDN (a)	26,840,000	26,840,000
Series 2003 M2, 0.26%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	80,690,000	80,690,000
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.33% 3/10/11, LOC TD Banknorth, NA, CP	11,325,000	11,325,000
0.35% 11/9/10, LOC ABN-AMRO Bank NV, CP	17,800,000	17,800,000
Series B, 0.33% 11/9/10, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
Series C:
0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	25,800,000	25,800,000
0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	29,200,000	29,200,000
New York Pwr. Auth. Series 1:
0.3% 12/3/10, CP	20,000,000	20,000,000
0.3% 12/9/10, CP	29,828,000	29,828,000
0.31% 11/9/10, CP	11,800,000	11,800,000
0.32% 12/2/10, CP	10,000,000	10,000,000
0.32% 12/2/10, CP	7,500,000	7,500,000
0.33% 12/15/10, CP	1,400,000	1,400,000
0.33% 12/15/10, CP	18,320,000	18,320,000
0.37% 5/31/11, CP	25,250,000	25,250,000
0.37% 7/25/11, CP	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.29%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	28,000,000	28,000,000
(Consolidated Edison Co. Proj.):
Series 2004 C1, 0.27%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	16,800,000	16,800,000
Series 2004 C3, 0.25%, LOC Mizuho Corporate Bank Ltd., VRDN (a)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Gen. Oblig. Bonds Series 2010 A, 2% 3/1/11	$ 14,990,000	$ 15,072,058
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,000,000	2,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2002 A, 5.25% 4/1/11	1,340,000	1,366,485
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 3% 4/1/11	18,290,000	18,486,450
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,055,000	9,055,000
Newburgh City School District BAN Series B, 1.5% 12/17/10	23,000,000	23,028,964
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	26,400,000	26,573,434
North Tonawanda City School District BAN Series 2010, 1.5% 9/22/11	18,511,374	18,666,971
Plainedge Union Free School District TAN 1.25% 6/30/11	17,000,000	17,093,967
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.55%, LOC Citibank NA, VRDN (a)(d)	1,100,000	1,100,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.29%, LOC TD Banknorth, NA, VRDN (a)	14,370,000	14,370,000
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11	8,000,000	8,040,541
Sewanhaka Central High School District Gen. Oblig. TAN 1.5% 6/23/11	8,000,000	8,054,789
Smithtown Central School District TAN 1.5% 6/30/11	25,300,000	25,488,736
South Huntington Union Free School District TAN 1.5% 6/30/11	18,100,000	18,235,054
Suffolk County Gen. Oblig. BAN Series 2010 B, 1.25% 10/28/11	13,999,970	14,119,881
Three Village Central School District TAN 1.25% 6/30/11	16,000,000	16,093,943
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3093, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,565,000	11,565,000
Series Putters 3330, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	24,485,000	24,485,000
Series 2005 B3, 0.25% (Liquidity Facility Bank of America NA), VRDN (a)	76,055,000	76,055,000
Series 2005 B4, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	11,425,000	11,425,000
Ulster County Gen. Oblig. BAN Series 2009, 1.5% 11/19/10	13,924,300	13,931,270
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Union-Endicott Central School District BAN 1.25% 6/30/11	$ 18,150,000	$ 18,184,305
Vestal Gen. Oblig. BAN 1.5% 5/20/11	11,625,000	11,687,042
West Babylon Union Free School District TAN 1.5% 6/24/11	10,200,000	10,270,167
West Seneca Central School District BAN 1.5% 12/1/10	5,750,000	5,753,563
White Plains Gen. Oblig. BAN Series 2010 B, 1.5% 9/16/11	9,186,750	9,267,441
Whitesboro Central School District BAN 1.5% 6/17/11	17,000,000	17,097,059
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	28,410,000	28,410,000
Yorktown Central School District BAN Series 2010, 1.5% 3/2/11	8,300,000	8,329,579
		3,966,408,451
New York & New Jersey - 7.3%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/10 (d)	12,530,000	12,553,890
Participating VRDN:
Series BA 07 1043, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	1,425,000	1,425,000
Series BA 08 1055, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	15,580,000	15,580,000
Series BA 08 1066, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,205,000	8,205,000
Series BA 08 1067, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,840,000	16,840,000
Series BA 08 1107, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	8,085,000	8,085,000
Series BA 09 1213, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series EGL 06 107 Class A, 0.34% (Liquidity Facility Citibank NA) (a)(d)(e)	81,600,000	81,600,000
Series Putters 1546, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,335,000	12,335,000
Series Putters 2945, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,665,000	1,665,000
Series Putters 3090, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,550,000	5,550,000
Series Putters 3114, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,790,000	15,790,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3115, 0.37% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 6,660,000	$ 6,660,000
Series Putters 3523, 0.43% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,365,000	7,365,000
Series ROC II R 11715, 0.34% (Liquidity Facility Citibank NA) (a)(d)(e)	11,250,000	11,250,000
Series ROC II R 11743, 0.34% (Liquidity Facility Citibank NA) (a)(d)(e)	5,605,000	5,605,000
Series ROC II R 238, 0.34% (Liquidity Facility Citibank NA) (a)(d)(e)	6,925,000	6,925,000
Series ROC II R 664, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,140,000	5,140,000
Series 1991 2, 0.36%, VRDN (a)(d)(f)	6,400,000	6,400,000
Series 2004 3, 0.34%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 0.42%, VRDN (a)(d)	3,540,000	3,540,000
Series A:
0.33% 11/10/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	9,400,000	9,400,000
0.36% 12/17/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,300,000	5,300,000
0.37% 11/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	12,000,000	12,000,000
0.38% 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	2,060,000	2,060,000
0.4% 11/5/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	25,000,000	25,000,000
0.4% 11/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	24,780,000	24,780,000
Series B, 0.33% 11/12/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	11,515,000	11,515,000
		343,943,890
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	9,600,000	9,600,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	6,300,000	6,300,000
		15,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.5%
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 23,345,000	$ 23,345,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,600,000	1,600,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	4,400,000	4,400,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,000,000	4,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.49% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.4%, VRDN (a)	10,000,000	10,000,000
		23,400,000
	Shares
Other - 5.5%
Fidelity Municipal Cash Central Fund, 0.30% (b)(c)	258,155,000	258,155,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,684,067,341)		4,684,067,341
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,269,528
NET ASSETS - 100%		$ 4,688,336,869
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.36%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 653,409
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2010, the cost of investment securities for income tax purposes was $4,684,067,341.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2010

1.809073.106

SNM-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.6%
	Principal Amount	Value
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 1,900,000	$ 1,900,000
Florida - 1.2%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.34%, LOC Northern Trust Co., VRDN (a)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.31%, LOC Bank of Scotland PLC, VRDN (a)	8,200,000	8,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.38% 11/4/10, LOC Dexia Cr. Local de France, CP	8,000,000	8,000,000
		21,700,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	4,170,000	4,170,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. (Worcester Polytechnic Institute Proj.) Series A, 0.35%, LOC TD Banknorth, NA, VRDN (a)	7,725,000	7,725,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	3,300,000	3,300,000
		11,025,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800,000	2,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 11/5/10, CP mode	3,100,000	3,100,000
New York - 86.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.28%, LOC Bank of America NA, VRDN (a)	6,475,000	6,475,000
Battery Park City Auth. Rev. Participating VRDN Series BC 10 1B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	4,700,000	4,700,000
Central Islip Union Free School District TAN 1.5% 6/30/11	10,100,000	10,169,084
Commack Union Free School District TAN 1.5% 6/30/11	9,900,000	9,973,228
Connetquot Central School District TAN 1.5% 6/30/11	8,300,000	8,361,333
East Aurora Union Free School District BAN 1.5% 2/11/11	20,847,864	20,906,985
East Hampton Union Free School District TAN 1.5% 6/30/11	9,400,000	9,467,500
East Ramapo Central School District TAN 1.5% 6/21/11	5,000,000	5,033,529
Municipal Securities - continued
	Principal Amount	Value
New York - continued
East Williston Union Free School District TAN 1.5% 6/29/11	$ 4,500,000	$ 4,529,762
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	1,700,000	1,700,000
Greene Co. Gen. Oblig. BAN Series 2009, 2% 12/17/10	12,000,000	12,022,261
Guilderland Central School District BAN 1.25% 7/21/11	2,605,504	2,617,399
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	7,500,000	7,528,983
Herricks Union Free School District BAN 1.5% 5/17/11	7,795,000	7,837,282
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2006 F, 5% 5/1/11	7,300,000	7,452,991
Subseries 2001 2B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,000,000	1,000,000
Massapequa Union Free School District TAN 1.5% 6/23/11	7,500,000	7,547,742
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	11,800,000	11,800,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.29%, LOC Bank of America NA, VRDN (a)	7,550,000	7,550,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.3% (Liquidity Facility KBC Bank NV), VRDN (a)	3,450,000	3,450,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.3%, tender 11/28/10, LOC Wells Fargo Bank NA (a)	15,000,000	15,000,000
Series 2009 D2, 0.32%, tender 1/27/11, LOC JPMorgan Chase Bank (a)	7,300,000	7,300,000
New York City Gen. Oblig.:
Bonds Series 2008 D1, 4% 12/1/10	1,000,000	1,002,833
Participating VRDN:
Series BA 08 1052, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	12,895,000	12,895,000
Series BA 08 1064, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	13,040,000	13,040,000
Series BA 08 1131, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	9,715,000	9,715,000
Series Putters 2279, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 2951, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460,000	4,460,000
Series Putters 3118, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series Putters 3282, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650,000	6,650,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Puttters 3793, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 5,000,000	$ 5,000,000
Series 1995 B8, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,200,000	21,200,000
Series 1995 F3, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 1995 F5, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	12,370,000	12,370,000
Series 1996 J3, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Series 2004 A2, 0.27%, LOC Bank of America NA, VRDN (a)	14,650,000	14,650,000
Series 2004 A6, 0.26%, LOC Landesbank Baden-Wuert, VRDN (a)	5,400,000	5,400,000
Series 2006 E2, 0.27%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Series 2008 J11, 0.29% (Liquidity Facility KBC Bank NV), VRDN (a)	9,600,000	9,600,000
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	31,450,000	31,450,000
Series 2008 J8, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	9,600,000	9,600,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,910,000	1,910,000
(Beekman Tower Proj.) Series 2008 A, 0.35%, LOC RBS Citizens NA, VRDN (a)	12,500,000	12,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (a)	11,205,000	11,205,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	2,750,000	2,750,000
Series BA 08 1206, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series BBT 08 15, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 6,800,000	$ 6,800,000
Series BC 10 36B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	8,980,000	8,980,000
Series EGL 07 0157, 0.28% (Liquidity Facility Citibank NA) (a)(d)	5,800,000	5,800,000
Series Putters 2559, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775,000	1,775,000
Series Putters 3223, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,430,000	12,430,000
Series Putters 3384, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 3484, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,885,000	3,885,000
Series Putters 3557, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,965,000	5,965,000
Series Putters 3744, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400,000	3,400,000
Series Putters 3821, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (a)(d)	6,105,000	6,105,000
Series ROC II R 11264, 0.28% (Liquidity Facility Citibank NA) (a)(d)	4,005,000	4,005,000
Series ROC II R 406, 0.28% (Liquidity Facility Citibank NA) (a)(d)	16,870,000	16,870,000
Series 1, 0.32% 11/4/10, CP	18,500,000	18,500,000
Series 2008 B3, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
Series 2008 BB2, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	32,200,000	32,200,000
Series 7, 0.36% 7/26/11, CP	21,100,000	21,100,000
Series 8, 0.38% 7/18/11, CP	13,600,000	13,600,000
Series AA3, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 1079, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1190, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	$ 5,610,000	$ 5,610,000
Series 2001 A, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Series 2003 1A, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,800,000	3,800,000
Series 2003 1E, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,585,000	4,585,000
Series 2003 2A, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,445,000	7,445,000
Series 2003 C1, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000,000	3,000,000
Series 2003 C3, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,000,000	6,000,000
Series 2006 A3, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,285,000	9,285,000
Series 2007 A3, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	18,360,000	18,360,000
New York Dorm. Auth. Personal Income Tax Rev.:
Bonds Series 2010 E, 2% 2/15/11	5,305,000	5,330,532
Participating VRDN:
Series Putters 3518, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,245,000	5,245,000
Series Putters 3698 Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,800,000	6,800,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	15,390,000	15,390,000
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(d)	51,905,000	51,905,000
Series EGL 07 0066, 0.28% (Liquidity Facility Citibank NA) (a)(d)	10,600,000	10,600,000
Series PT 4639, 0.27% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,235,000	9,235,000
Series Putters 1955, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,140,000	10,140,000
Series ROC II R 11722, 0.28% (Liquidity Facility Citibank NA) (a)(d)	5,235,000	5,235,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Proj.) Series 2008 C, 0.29%, LOC Bank of America NA, VRDN (a)	$ 39,900,000	$ 39,900,000
(College of New Rochelle Proj.) Series 2008, 0.37%, LOC RBS Citizens NA, VRDN (a)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.26%, LOC TD Banknorth, NA, VRDN (a)	7,625,000	7,625,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.28%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,975,000	3,975,000
(Park Ridge Hosp., Inc. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
(Pratt Institute Proj.) Series 2009 A, 0.28%, LOC TD Banknorth, NA, VRDN (a)	12,500,000	12,500,000
(The Culinary Institute of America Proj.) Series 2006, 0.26%, LOC TD Banknorth, NA, VRDN (a)	8,350,000	8,350,000
(Univ. of Rochester Proj.):
Series 2003 B, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	2,100,000	2,100,000
Series 2003 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,400,000	8,400,000
Series 2008 A1, 0.26%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,810,000	6,810,000
Series Putters 3376, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
Series Putters 3561, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.) Series 2008 A, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	65,000,000	65,000,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	17,900,000	17,900,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	35,500,000	35,500,000
(505 West 37th Street Proj.):
Series 2009 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(505 West 37th Street Proj.):
Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 14,000,000	$ 14,000,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.29%, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(West 37th St. Hsg. Proj.):
Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,400,000	8,400,000
Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 I, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,500,000	6,500,000
Series 2003 L, 0.26%, LOC Bank of America NA, VRDN (a)	22,420,000	22,420,000
Series 2003 M1, 0.26%, LOC Bank of America NA, VRDN (a)	8,800,000	8,800,000
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,600,000	16,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B1, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	19,045,000	19,045,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.25%, LOC BNP Paribas New York Branch, VRDN (a)	16,000,000	16,000,000
Series A:
0.33% 3/10/11, LOC TD Banknorth, NA, CP	4,300,000	4,300,000
0.35% 11/9/10, LOC ABN-AMRO Bank NV, CP	7,200,000	7,200,000
Series B, 0.33% 11/9/10, LOC ABN-AMRO Bank NV, CP	30,400,000	30,400,000
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	11,800,000	11,800,000
New York Pwr. Auth. Series 1:
0.3% 11/2/10, CP	7,222,000	7,222,000
0.3% 12/2/10, CP	2,000,000	2,000,000
0.3% 12/9/10, CP	9,996,000	9,996,000
0.31% 11/9/10, CP	5,800,000	5,800,000
0.33% 12/7/10, CP	10,000,000	10,000,000
0.33% 12/15/10, CP	5,900,000	5,900,000
0.33% 12/15/10, CP	9,000,000	9,000,000
0.37% 7/25/11, CP	41,838,000	41,838,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2005 A3, 0.27%, LOC Mizuho Corporate Bank Ltd., VRDN (a)	$ 15,900,000	$ 15,900,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,765,000	14,765,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,910,000	15,910,000
Series Putters 2750, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 3470, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,995,000	11,995,000
Series SG 163, 0.29% (Liquidity Facility Societe Generale) (a)(d)	10,760,000	10,760,000
Newburgh City School District BAN Series 2010 A, 1.5% 12/17/10	10,000,000	10,012,593
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	9,335,000	9,396,326
North Tonawanda City School District BAN Series 2010, 1.5% 9/22/11	7,000,000	7,058,838
Oceanside Union Free School District TAN 1.5% 6/23/11	20,000,000	20,132,686
Port Jefferson Union Free School District TAN 1.5% 6/30/11	3,400,000	3,423,997
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11	2,000,000	2,010,135
Rocky Point Union Free School District TAN 1.5% 6/30/11	6,000,000	6,039,870
Roslyn Union Free School District TAN 1.5% 6/24/11	7,000,000	7,051,376
Smithtown Central School District TAN 1.5% 6/30/11	9,700,000	9,772,361
South Huntington Union Free School District TAN 1.5% 6/30/11	6,900,000	6,951,485
Suffolk County Gen. Oblig. Bonds Series 2010 B, 3% 10/15/11	5,025,000	5,151,036
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,265,000	3,265,000
Three Village Central School District TAN 1.25% 6/30/11	6,000,000	6,035,229
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2003 B, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,650,000	26,650,000
Series 2005 A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,395,000	11,395,000
Series 2005 B3, 0.25% (Liquidity Facility Bank of America NA), VRDN (a)	36,360,000	36,360,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2005 B4, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 24,105,000	$ 24,105,000
West Babylon Union Free School District TAN 1.5% 6/24/11	3,800,000	3,826,140
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
		1,535,434,516
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,405,000	1,405,000
Series ROC II R 11439, 0.29% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series 2004 2, 0.34%, VRDN (a)	8,300,000	8,300,000
Series 2006 3, 0.34%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.34%, VRDN (a)	13,810,000	13,810,000
Series B, 0.33% 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,300,000	10,300,000
		63,135,000
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	6,800,000	6,800,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	3,200,000	3,200,000
		10,000,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	12,675,000	12,675,000
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	9,200,000	9,200,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.8%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.68%, LOC Compass Bank, VRDN (a)	$ 9,325,000	$ 9,325,000
Series 2008 B, 0.68%, LOC Compass Bank, VRDN (a)	4,605,000	4,605,000
		13,930,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	4,640,000	4,640,000
	Shares
Other - 5.1%
Fidelity Tax-Free Cash Central Fund, 0.28% (b)(c)	90,662,000	90,662,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,784,371,516)		1,784,371,516
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,202,778)
NET ASSETS - 100%		$ 1,773,168,738
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 137,498
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2010, the cost of investment securities for income tax purposes was $1,784,371,516.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010